Investment in equity affiliates, joint ventures and other projects construction entities (Yamal)	12 Months Ended
Dec. 31, 2021
INVESTMENT IN EQUITY AFFILIATES, JOINT VENTURES AND OTHER PROJECTS CONSTRUCTION ENTITIES (YAMAL) [Abstract]
Investment in equity affiliates, joint ventures and other projects construction entities (Yamal)
Note 9. Investment in equity affiliates, joint ventures and other projects construction entities (Yamal)

9.1. Investment in equity affiliates and joint ventures

The carrying amounts of the Technip Energies Group's equity affiliates and joint ventures accounted for under the equity method amounted to €75.4 million and €39.8 million as of December 31, 2021 and December 31, 2020, respectively.

Main equity investments were as follows as of December 31, 2021, and December 31, 2020:

		December 31, 2021		December 31, 2020
(In millions of €, except %)	Place of business/incorporation	Percentage owned	Carrying value	Percentage owned	Carrying value
ENI Coral FLNG	Mozambique, France	50.0%	45.5	50.0%	2.5
BAPCO Sitra Refinery	Bahrain	36.0%	-	36.0%	0.0
Novarctic	France, Russian Federation	33.3%	-	33.3%	0.0
NFE	Qatar, France, Japan	50.0%	2.0	N/A	0.0
Others		N/A	27.9	N/A	37.3
TOTAL			75.4		39.8

ENI Coral FLNG is an affiliated company in the form of a joint venture between Technip Energies, JGC Corporation, Samsung Heavy Industries and TechnipFMC, all partners in the TJS Consortium. ENI Coral FLNG was formed in 2017 when awarded a contract for the Engineering, Procurement, Construction, Installation, Commissioning and Startup of the Coral South FLNG facility. The 50.0% investment has been accounted using the equity method.

BAPCO Sitra Refinery is an affiliated company in the form of a joint venture between Technip Energies and Samsung Engineering and Técnicas Reunidas. BAPCO Sitra Refinery was formed in 2018 when awarded a contract from Bahrain Petroleum Company for the BAPCO Modernization Program (BMP) for the expansion of the capacity of the existing Sitra oil refinery in Bahrain's Eastern coast. The 36.0% investment has been accounted using the equity method.

Novarctic is an affiliated company in the form of a joint venture between Technip Energies, Saipem and Nipigas. The entity was formed in 2019 when awarded a contract from Novatek for three liquefied natural gas (LNG) trains to manage the construction located in the Gydan peninsula in West Siberia, Russia. The 33.3% investment has been accounted using the equity method.

With our partner Chiyoda Corporation, Technip Energies was awarded a contract from Qatar Petroleum for the onshore facilities of the North Field East Project for four liquefied natural gas (LNG) trains and associated utility facilities (NFE Project). To carry-out our performance obligation under the contract, various legal companies and arrangements have been established, some of which qualify as joint operations according to IFRS 11 and are accounted at our proportionate share of such operations and others are joint-ventures which are accounted using the equity method.

The Technip Energies Group’s total net profit from equity affiliates and joint ventures was €33.1 million, €4.0 million and €2.9 million as of December 31, 2021, 2020 and 2019, respectively.

The Technip Energies Group’s dividends received from equity affiliates and joint ventures was nil as of December 31, 2021 and was €4.0 million and €2.9 million as of December 31, 2020 and 2019 respectively.

The summarized financial information (at 100%) of these investments in joint ventures and associates is presented below for all entities as well as separately for the three major equity investments:

Summarized statement of financial position:

	Total for all JVs and associates		Bapco, Coral and Novarctic only
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
DATA AT 100%
Non-current assets	50.5	56.6	17.6	23.3
Other current assets	556.3	468.7	482.4	361.5
Cash and cash equivalents	1,275.8	1,164.5	1,084.0	1,023.1
Total current assets	1,832.1	1,633.2	1,566.4	1,384.6
Total non-current liabilities	20.3	21.5	3.2	5.8
Total current liabilities	1,676.8	1,519.0	1,500.9	1,403.0
Net assets at 100%	185.5	149.3	79.9	(0.9)
Net assets attributable to Technip Energies Group	59.8	25.5	41.5	0.5
Negative investments reclassification	15.6	14.3	4.0	2.0
Investments in equity affiliates	75.4	39.8	45.5	2.5

Summarized statement of total comprehensive income:

	Total for all JVs and associates			Bapco, Coral and Novarctic only
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2021	December 31, 2020	December 31, 2019
DATA AT 100%
Revenue	1,733.3	1,344.4	1,464.5	1,462.6	1,327.0	1,454.8
Depreciation and amortization	(3.3)	(3.3)	(0.4)	(2.3)	(2.9)	(0.3)
Financial income	25.1	60.3	8.8	19.2	59.3	7.4
Financial expense	(30.7)	(44.3)	(25.0)	(28.0)	(43.8)	(23.6)
Income tax (expense)/profit	4.1	(2.8)	(1.8)	2.1	(2.9)	(0.7)
Net profit (loss)	63.1	14.6	4.9	64.1	16.9	(2.4)
Other comprehensive income	2.9	(16.3)	1.7	(0.4)	0.2	0.1
TOTAL COMPREHENSIVE INCOME (LOSS)	66.0	(1.7)	6.6	63.7	17.1	(2.3)

9.2 Other projects construction entities: Yamal

Various contract entities were established with our partners to execute the design, engineering and construction of the Yamal LNG project. Yamal entities total assets, liabilities and equity related to these entities are consolidated in the consolidated statement of financial position and results of operations of Technip Energies (refer to note 26 for additional information regarding Yamal redeemable financial liability fair value measurement). Yamal LNG contribution to the consolidated revenue is presented below:

(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Revenue	454.8	396.9	1,396.7